Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Condensed Balance Sheet [Table Text Block]
	December 31,
	20 17	20 16
Assets
Cash and cash equivalents	$211	$206
Investment in Quaint Oak Bank	20,552	19,201
Premises and equipment, net	1,423	1,322
Other assets	10	77
Total Assets	$22,196	$20,806

Liabilities and Stockholders ’ Equity
Other liabilities	$11	$16
Stockholders ’ equity	22,185	20,790
Total Liabilities and Stockholders ’ Equity	$22,196	$20,806

Condensed Income Statement [Table Text Block]
	For the Year Ended December 31,
	201 7	201 6
Income
Dividends from subsidiary	$250	$--
Rental income	149	108
Total Income	399	108

Expenses
Occupancy and equipment expense	101	96
Other expenses	96	91
Total Expenses	197	187

Net Income (Loss) Before Income Taxes	202	(79)
Equity in Undistributed Net Income of Subsidiary	1,246	1,550
Income Tax Benefit	19	27
Net Income	$1,467	$1,498

Comprehensive Income	$1,492	$1,472

Condensed Cash Flow Statement [Table Text Block]
	For the Year Ended December 31,
	20 17	201 6

Operating Activities
Net income	$1,467	$1,498
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,246)	(1,550)
Depreciation expense	38	35
Stock-based compensation expense	314	300
Decrease (Increase) in other assets	(13)	(92)
(Decrease) Increase in other liabilities	(5)	3
Net cash provided by operating activities	555	194

Investing Activities
Purchase of property and equipment	(139)	(46)
Net cash used in investing activities	(139)	(46)

Financing Activities
Dividends paid	(364)	(283)
Purchase of treasury stock	(347)	(17)
Proceeds from the reissuance of treasury stock	94	92
Proceeds from the exercise of stock options	206	190
Net cash used in financing activities	(411)	(18)

Net Increase in Cash and Cash Equivalents	5	130
Cash and Cash Equivalents-Beginning of Year	206	76
Cash and Cash Equivalents-End of Year	$211	$206